Accounts Payable Trade and Other Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Schedule of Accounts Payable Trade and Other Accrued Liabilities
	December 31,
	2023	2022

Trade accounts payable	$7,443,227	$9,410,419
Other accounts payable and accrued liabilities	438,664	697,631
	$7,881,891	$10,108,050